Long-Term Debt - Long-Term Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Due within 1 year	$ 690
Due in year 2	872
Due in year 3	1,146
Due in year 4	1,553
Due in year 5	1,106
Thereafter	16,953
Long-term Debt	$ 22,320	$ 24,231